Supplemental cash flow information - Reconciliation of liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (215,750)	$ (322,378)
Net proceeds on issue of long-term debt	545,965	585,393
Payment of lease obligations	(133,433)	(141,247)
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	2,414,935
Changes from financing cash flows
Repayment of long-term debt and financing fees	(213,660)
Net proceeds on issue of long-term debt	545,965
Payment of lease obligations	0
Total changes from financing cash flows	332,305
Liability-related other changes
Finance costs	5,660
New lease obligations	0
Acquired lease obligations	0
Other	0
Total liability-related other changes	5,660
Outstanding at end of period	2,752,900	2,414,935
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	818,205
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Net proceeds on issue of long-term debt	0
Payment of lease obligations	(133,433)
Total changes from financing cash flows	(133,433)
Liability-related other changes
Finance costs	0
New lease obligations	54,682
Acquired lease obligations	16,587
Other	(858)
Total liability-related other changes	70,411
Outstanding at end of period	$ 755,183	$ 818,205